Income Taxes - Additional information (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Entrance tax							$ 3.0
Entrance tax, annual decline in gain				20.00%
Norwegian corporate tax rate				25.00%	27.00%	28.00%
Entrance tax paid, current	$ 0.2	$ 0.1	$ 0.2
Entrance tax payable, non current				$ 0.9